Note 16 - Collaboration, Licensing and Research Funding Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Corporate Partnership, Licensing and Research Funding Agreements [Text Block]
Note 10 –	Collaboration, Licensing and Research Funding Agreements

On
March 18, 2020,
we entered into a binding term sheet, or the Term Sheet, with Lee’s (HK), pursuant to which the parties agreed that Lee’s (HK) would provide financing for the continued development of our product candidate, AEROSURF. The Term Sheet provides that in connection with the development of AEROSURF, Lee’s (HK) will make non-refundable payments to us in the amount of (i)
$1.0
million
no
later than
April 1, 2020; (
ii)
$1.4
million
no
later than
July 1, 2020;
and (iii)
$1.5
million
no
later than
September 1, 2020;
provided, however, that the amount of the last payment will be reduced to
$0.4
million if on or prior to
August 31, 2020, (
i) we receive net proceeds from the sale of our equity securities of at least
$4.5
million and (ii) our common stock becomes listed on the Nasdaq Capital Market. The parties have agreed that they will negotiate in good faith to determine the terms of a definitive agreement prior to
September 30, 2020.
The definitive agreement will set forth additional semi-annual, non-refundable payments to fund the continued development of AEROSURF after
September 30, 2020.
In
April 2020,
we received the
first
$1.0
million non-refundable payment.

The Term Sheet provides that, until such time as we have repaid
125%
of the amounts funded by Lee’s (HK) for the development of AEROSURF, we will pay to Lee’s (HK)
50%
of all revenue amounts and payments received by us for any sale, divestiture, license or other development and/or commercialization of the
KL4/AEROSURF
patent portfolio, excluding (i) payments for bona fide research and development services; (ii) reimbursement of patent expenses; and (iii) all amounts paid to us under the License, Development and Commercialization Agreement between us and Lee’s (HK) dated as of
June 12, 2017,
as amended, or the License Agreement, and subject to reduction for any payments made by us with respect to third
-party intellectual property
not
previously funded by Lee’s (HK).

The Term Sheet also provides that we and Lee’s (HK) will amend existing provisions of the License Agreement to reduce future royalty payments payable to us from Lee’s (HK) on net sales of certain licensed products, reducing the range of such royalty payment percentage from a range of high single to low mid-double digits to a range of mid-single to low-double digits.

We have determined that the Term Sheet is within the scope of ASC
730
-
20,
Research and Development Arrangements
, or ASC
730
-
20.
We concluded that there has
not
been a substantive and genuine transfer of risk related to the Term Sheet as there is a presumption that we are obligated to repay Lee’s (HK) based on the significant related party relationship that exists at the time the parties entered into the Term Sheet, including Lee’s (HK)’s approximate
35%
ownership of the outstanding shares of our common stock.

We have determined that the appropriate accounting treatment under ASC
730
-
20
is to record the proceeds received from Lee’s (HK) as cash and cash equivalents, as we have the ability to direct the usage of funds, and a long-term liability on our condensed consolidated balance sheet when received. The liability will remain on the balance sheet until we repay such amounts as a result of any revenues and payments received by us for any sale, divestiture, license or other development and/or commercialization of the
KL4/AEROSURF
patent portfolio, as defined in the Term Sheet, or through the reduction of future milestone payments or royalties payable by Lee’s (HK) to us under the existing License Agreement, as amended by the Term Sheet.

We have also determined that the Term Sheet is
not
in its entirety a derivative under the scope of ASC
815,
Derivatives and Hedging
, or ASC
815,
due to the scope exception under ASC
815
-
10
-
15
-
59,
nor are there any embedded derivatives that require separate accounting.

Note
16
- Collaboration, Licensing and Research Funding Agreements

Collaboration Agreement

Battelle Memorial Institute

In
October 2014,
we entered into a Collaboration Agreement with Battelle Memorial Institute (Battelle) for the development of our phase
3
ADS. We had previously worked with Battelle, which has expertise in developing and integrating aerosol devices using innovative and advanced technologies, in connection with development of our prototype phase
2
ADS used in the AEROSURF phase
2b
clinical trial. Under the Collaboration Agreement, we and Battelle shared the costs of development for a three
-stage development plan that included (i) defining the requirements and a detailed project plan for a phase
3
ADS, (ii) executing the project plan, and (iii) completing required testing, verification and documentation, putting us in a position to manufacture a phase
3
ADS for use in the remaining AEROSURF development activities and, if approved, the initial commercial activities. We retained final decision-making authority over all matters related to the design, registration, manufacture, packaging, marketing, distribution and sale of the phase
3
ADS. We and Battelle shared equally the costs of the
first
stage and the planned costs of the remaining
two
stages. Battelle agreed to bear the cost of any cost overruns associated with the project plan and we agreed to bear the cost of any increase in cost resulting from changes in the scope of the product requirements. We also agreed that, if Battelle successfully completed the project plan in a timely manner, we would pay Battelle royalties equal to a low single-digit percentage of the worldwide net sales and license royalties on sales of AEROSURF for the treatment of RDS in premature infants, up to an initial aggregate limit of
$25
million, which under the Battelle Payment Restructuring (discussed below) was increased to
$35
million. The Collaboration Agreement will end at the time we fulfill our payment obligations to Battelle, unless sooner terminated by a party as provided therein.

In
December 2018,
we and Battelle entered into a Payment Restructuring Agreement which was subsequently amended in
March 2020.
See,
Note
9
- Collaboration and Device Development Payable.

Licensing and Research Funding Agreements

Lee’s Pharmaceutical (HK) Ltd.

In
June 2017,
we entered into a License, Development and Commercialization Agreement (License Agreement) with Lee’s Pharmaceutical (HK) Ltd., a company organized under the laws of Hong Kong (Lee’s (HK)) and an affiliate of Lee’s. Under the License Agreement, we granted to Lee’s (HK) an exclusive license with a right to sublicense (i) to develop and commercialize our
KL4
surfactant products, including SURFAXIN, which was approved by the FDA in
2012
for respiratory distress syndrome (RDS) in premature infants, SURFAXIN LS™, the lyophilized dosage form of SURFAXIN, and AEROSURF, and (ii) to register and manufacture SURFAXIN and SURFAXIN LS for use in the licensed territory, which includes the People’s Republic of China (“PRC”), Hong Kong, Thailand, Taiwan and
12
other countries. In addition, we granted Lee’s (HK) options to potentially add Japan to the Licensed Territory, which was made effective in an
August 2017
amendment (License Amendment, discussed below) and to manufacture our ADS in the licensed territory, in each case subject to conditions set forth in the License Agreement.

Under the License Agreement, Lee’s made an upfront payment to us of
$1
million. We also
may
receive up to
$37.5
million in potential clinical, regulatory and commercial milestone payments and will share in any sublicense income Lee’s may
receive at a rate equal to low double digits. In addition, Lee’s will be responsible for all costs and expenses in and for the Licensed Territory related to development activities, including a planned AEROSURF phase
3
clinical trial, regulatory activities, and commercialization activities.

In
August 2017,
we entered into a Loan Agreement, pursuant to which Lee’s (HK) agreed to lend us up to
$3.9
million to support our activities through
October 31, 2017,
while we and Lee’s worked to complete a
$10
million securities purchase agreement (Lee’s SPA) pursuant to which Lee’s acquired a controlling interest in our common stock on
November 1, 2017.
In connection with Lee’s SPA, we amended the License Agreement to expand certain of Lee’s (HK) rights, including by immediately adding Japan to the licensed territory, accelerating the right to manufacture the ADS in and for the licensed territory, reducing or eliminating certain of the milestone and royalty payments and adding an affiliate of Lee’s (HK) as a party to the License Agreement. As a result, the additional amounts for potential clinical, regulatory and commercial milestone were reduced to
$35.8
million.

We will be eligible to receive tiered royalties based on a percent of Net Sales, depending on the product, in the range of high single to low-to-mid double-digit percentages. Royalties are payable on a country-by-country basis until the latest of (A) the expiration of the last valid patent claim covering the product in the country of sale, (B) the expiration or revocation of any applicable regulatory exclusivity in the country of sale, and (C)
ten
(
10
) years after the
first
commercial sale in the country of sale. Thereafter, in consideration of licensed rights other than patent rights, royalties shall continue for the commercial life of each product and, for the initial three
years, shall be in the range of low-to-mid single digits. In addition, in the event that one
or more generic products are introduced, the royalty rates will be reduced, subject to certain minimums if we are subject to continuing obligations at the time to pay royalties under our in-license agreements.

Under the License Agreement, Lee’s will be responsible for all activities related to development, regulatory approval and commercialization of
KL4
surfactant and combination drug / device products in the Licensed Territory. Lee’s will hold the product licenses for all non-aerosolized products in the Licensed Territory and will seek regulatory approval initially for SURFAXIN and SURFAXIN LS for RDS. We will hold the product license in the Licensed Territory (except where prohibited by law) for all aerosolized products and will designate Lee’s its exclusive agent and representative to develop and register AEROSURF and other aerosolized products in our name and on our behalf. Lee’s also has agreed that, except as provided in the License Agreement, for a period of ten
(
10
) years beginning with the later of the
first
commercial sale of the
first
aerosolized product and the
first
commercial sale of the
first
non-aerosolized product in the PRC, it will
not
develop, register, manufacture, or commercialize any product for the prevention and/or treatment of RDS in premature infants or other diseases and conditions in humans, in either case that administers, utilizes or contains pulmonary surfactant without our prior written consent.

Accounting Analysis under ASC
606

In evaluating the License Agreement in accordance with ASC Topic
606,
we concluded that the contract counterparty, Lee’s (HK), is a customer. We identified the following performance obligations: (i) a bundled performance obligation consisting of licensing rights to develop and commercialize our
KL4
surfactant products and a technology transfer process for the manufacture of SURFAXIN and SURFAXIN LS; and (ii) a technology transfer process for the manufacture of our ADS. We determined that participation in the Joint Steering Committee (and other committees under its authority) and our ongoing product development, regulatory, and commercialization activities under the License Agreement were deemed immaterial in the context of the contract. Consistent with the guidance under ASC
606
-
10
-
25
-
16A,
we disregarded immaterial promised goods and services when determining performance obligations.

We concluded that the licensing rights were
not
distinct within the context of the contract (i.e. separately identifiable) because the licensing rights do not
have stand-alone value from other promised goods and services as Lee’s (HK) could not
benefit from the licensing rights without the completion of the technology transfer process for the manufacture of SURFAXIN and SURFAXIN LS. The ADS manufacturing right and the technology transfer process for the manufacture of our ADS are distinct within the context of the contract because each has stand-alone value from other promised goods and services as Lee’s (HK) could benefit from each of these rights on a stand-alone basis. However, we determined that the ADS manufacturing right and the ADS technology transfer process have nominal stand-alone selling prices as the ADS is not
yet verified and there is uncertainty with regard to the commercial value of the ADS given that the AEROSURF combination drug/device product is currently in clinical development.

With respect to Amendment
No.
1,
we elected to use the practical expedient for contract modifications that occur prior to the adoption of ASU
2014
-
09,
and we determined that the impact was immaterial. Allocable arrangement consideration under the practical expedient comprised the upfront payment of
$1.0
million and
$0.3
million related to reductions in royalties and milestones in connection with Amendment
No.
1.
The
$1.3
million was attributed in its entirety to the bundled performance obligation of licensing rights to develop and commercialize our
KL4
surfactant products and a technology transfer process for the manufacture of SURFAXIN and SURFAXIN LS. Revenue associated with the bundled performance obligation was recognized beginning in
November 2017
with the initiation of the technology transfer process for the manufacture of SURFAXIN and SURFAXIN LS and was recognized over time as services are performed and based on the input method related to the level of effort expended. All revenue related to the License Agreement was recognized as of the second
quarter of
2019
and
no
future material performance obligations are due.

Regulatory and commercialization milestones were excluded from the transaction price, as all milestone amounts were fully constrained under the guidance. As part of our evaluation of the constraint, we considered a number of factors in determining whether there is significant uncertainty associated with the future events that would result in the milestone payments. Those factors include: our financial position; ongoing delays in our development activities and with initiating our phase
3
clinical trial; our limited experience with successful drug development; our limited experience with clinical trials; our recent failure to achieve primary endpoints in our phase
2b
clinical trial; our limited experience with commercialization; our decision in
2015
to cease manufacturing and commercializing of SURFAXIN; and the fact that the uncertainty about the related consideration is not
expected to be resolved for a long period of time
(see,
Item
1A
- Risk Factors).

Consideration related to sales-based milestones and royalties will be recognized when the related sales occur, provided that the reported sales are reliably measurable and that we have no
remaining performance obligations, as such sales were determined to relate predominantly to the license granted to Lee’s (HK) and therefore have also been excluded from the transaction price. We will re-evaluate the transaction price in each reporting period and as uncertain events are resolved or other changes in circumstances occur.

Philip Morris USA Inc. and Philip Morris Products S.A.

Under license agreements with Philip Morris USA Inc. (PMUSA) and Philip Morris Products S.A. (PMPSA), we hold exclusive worldwide licenses to the ADS technology for use with pulmonary surfactants (alone or in combination with any other pharmaceutical compound(s)) for all respiratory diseases and conditions (the foregoing uses in each territory, the Exclusive Field), and an exclusive license in the US for use with certain non-surfactant drugs to treat a wide range of pediatric and adult respiratory indications in hospitals and other health care institutions. We generally are obligated to pay royalties at a rate equal to a low single-digit percent of sales of products sold in the Exclusive Field (as defined in the license agreements) in the territories, including sales of aerosol devices that are not
based on the capillary aerosolization technology (unless we exercise our right to terminate the license with respect to a specific indication). We also agreed to pay minimum royalties quarterly beginning in
2014
but are entitled to a reduction of future royalties in an amount equal to the excess of any minimum royalty paid over royalties actually earned in prior periods. For
2018
and
2019,
we paid the minimum royalty of
$400,000
to each of PMUSA and to PMPSA.

Johnson & Johnson and Ortho Pharmaceutical Corporation

We, Johnson & Johnson (J&J) and its wholly-owned subsidiary, Ortho Pharmaceutical Corporation, are parties to a license agreement granting to us an exclusive worldwide license to the J&J proprietary
KL4
surfactant technology. Under the license agreement, we are obligated to pay fees of up to
$2.5
million in the aggregate upon our achievement of certain milestones, primarily upon receipt of marketing regulatory approvals for certain designated products. We have paid
$1.0
million to date for milestones that have been achieved including a
$0.5
million milestone payment in
2012
that became due as a result of the FDA’s approval of SURFAXIN. In addition, we are required to make royalty payments at different rates, depending upon type of revenue and country, in amounts in the range of a high single-digit percent of net sales (as defined in the license agreement) of licensed products sold by us or sublicensees, or, if greater, a percentage of royalty income from sublicensees in the low double digits.

Laboratorios del Dr. Esteve, S.A.

We have a strategic alliance with Laboratorios del Dr. Esteve, S.A. (Esteve) for the development, marketing and sales of a broad portfolio of potential
KL4
surfactant products in Andorra, Greece, Italy, Portugal, and Spain. Antonio Esteve, Ph.D., a principal of Esteve, served as a member of our Board of Directors from
May 2002
until
January 2013.
Esteve will pay us a transfer price on sales of our
KL4
surfactant products. We will be responsible for the manufacture and supply of all of the covered products and Esteve will be responsible for all sales and marketing in the territory. Esteve is obligated to make stipulated cash payments to us upon our achievement of certain milestones, primarily upon receipt of marketing regulatory approvals for the covered products. In addition, Esteve has agreed to contribute to phase
3
clinical trials for the covered products by conducting and funding development performed in the territory. As part of a
2004
restructuring in which Esteve returned certain rights to us in certain territories (Former Esteve Territories), we agreed to pay Esteve
10%
of any cash up front and milestone fees (up to a maximum aggregate of
$20
million) that we receive in connection with any strategic collaborations for the development and/or commercialization of certain of our
KL4
surfactant products in the Former Esteve Territories.

Universita degli Studi di Milano-Bicocca

Effective
April 13, 2015,
CVie Therapeutics, entered into an Agreement for Scientific Collaboration with the Universita degli Studi di Milano-Bicocca (Bicocca) in Milan, Italy, focused on defining the role of sarco (endo) plasmic reticulum
Ca2
+ -ATPase
2a
(
SERCA2a
) and phospholamban (PLN) in modulating cardiac contraction, and discovering new small molecules to modulate
SERCA2a
activity or new drugs for treating chronic and acute human heart failure. The term of the collaboration agreement would have expired after three
years but was extended for approximately an additional year, with option for further renewal. We are currently in discussions potentially to extend this agreement, although there can be no
assurance that we will be able to achieve an extension on acceptable terms, if at all.

Under the collaboration agreement, intellectual property resulting from the collaboration, including patents and know-how, will be jointly owned by the parties. For the development of any new
SERCA2a
compounds and diagnostic products suitable for further clinical development, we have the option to purchase Bicocca’s interest for up to
12
months after the filing of a patent application. If the option is not
exercised, then the parties shall remain joint owners and each can use the intellectual property with consent of the other on terms to be defined. If we exercise an option, we have agreed to pay Bicocca (corresponding to stage of development): (i) €
0.1
million (approximately
$0.1
million) upon completion and the proof of concept of biological efficacy for new compounds modulating the
SERCA2a
activity caused by PLN mutations; and (ii) €
1.5
million (approximately
$1.7
million) upon obtaining marketing authorization in the US, EU, or China of new compounds with the corresponding companion diagnostic assay. We have also agreed to pay royalties for any purchased intellectual property arising out of the collaboration in the range of a low- to mid-single digit percent of net sales for any products sold in any country for a period of ten
years from the date of the
first
commercial sale.

Also, under the collaboration agreement, we have provided funds aggregating €
0.2
million (approximately
$0.2
million) to date to upgrade equipment and pay laboratory expenses for the renewal term expiring in
2019.
We also funded several related research contracts for the period covered by the collaboration agreement. In connection with our research activities, Bicocca agreed to provide us exclusive use of a research laboratory for the collaboration, and nonexclusive access to a physiology laboratory within the university. Bicocca serves as our primary location in Milan.